CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2018	Mar. 31, 2017
CONSOLIDATED BALANCE SHEETS
Ordinary shares- par value	$ 0.000025	$ 0.000025
Ordinary shares- shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	2,571,929,843	2,529,364,189
Ordinary shares, shares outstanding	2,571,929,843	2,529,364,189